Vessels under construction (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) item	Jun. 30, 2017 USD ($)
Vessels under construction
Number of vessels under construction | item	0
Vessels under construction, beginning of period	$ 55,376
Capitalisation rate of borrowing costs eligible for capitalisation	5.50%	4.50%
Construction in progress
Vessels under construction
Vessels under construction, beginning of period	$ 55,376
Installment payments and other capitalized expenses	25,452
Capitalized interest	157	$ 2,900
Transferred to operating vessels and drydock	(80,985)
Vessels under construction, end of period	$ 0